Significant Accounting Policies, Income Taxes (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Effective income tax rate	(5.70%)	25.60%	97.90%	5.30%
Statutory tax rate	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits	$ 0		$ 0
Accrued interest and penalties	$ 0		$ 0